Fair value measurements - Equity participation right unit (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ 25,185
Equity Participation Right Unit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	6,101
Change in fair value	(2,774)
Payment	(3,327)
Ending balance	0	$ 6,101
Equity Participation Right Unit | Bio Ventus LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 6,101	5,457	$ 4,892
Change in fair value		644	565
Ending balance		$ 6,101	$ 5,457